Document and Entity Information	0 Months Ended
May 23, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 23, 2012
Registrant Name	LAZARD FUNDS INC
Central Index Key	0000874964
Amendment Flag	false
Document Creation Date	May 23, 2012
Document Effective Date	May 31, 2012
Prospectus Date	May 31, 2012